Segment Information - Main Products and Service Revenues (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Disclosure Of Products And Services [Line Items]
Revenues	$ 229,968	$ 7,013	$ 223,199	$ 216,739
Consumer Business [Member]
Disclosure Of Products And Services [Line Items]
Revenues	139,982		137,093	132,063
Enterprise Business [Member]
Disclosure Of Products And Services [Line Items]
Revenues	75,338		73,005	72,152
International Business [Member]
Disclosure Of Products And Services [Line Items]
Revenues	9,919		9,188	7,189
Others [Member]
Disclosure Of Products And Services [Line Items]
Revenues	4,729		3,913	5,335
Fixed-line services [Member] | Consumer Business [Member]
Disclosure Of Products And Services [Line Items]
Revenues	42,872		42,574	42,766
Fixed-line services [Member] | Enterprise Business [Member]
Disclosure Of Products And Services [Line Items]
Revenues	33,757		33,967	34,537
Fixed-line services [Member] | International Business [Member]
Disclosure Of Products And Services [Line Items]
Revenues	5,087		5,389	5,063
Sales [Member] | Consumer Business [Member]
Disclosure Of Products And Services [Line Items]
Revenues	37,231		36,816	35,172
Sales [Member] | Others [Member]
Disclosure Of Products And Services [Line Items]
Revenues	3,803		3,034	4,553
Project Business [Member] | Enterprise Business [Member]
Disclosure Of Products And Services [Line Items]
Revenues	27,792		24,697	24,248
Project Business [Member] | International Business [Member]
Disclosure Of Products And Services [Line Items]
Revenues	4,016		2,841	1,506
Mobile Services [Member] | Consumer Business [Member]
Disclosure Of Products And Services [Line Items]
Revenues	57,067		55,138	51,821
Mobile Services [Member] | Enterprise Business [Member]
Disclosure Of Products And Services [Line Items]
Revenues	9,152		9,119	8,942
Others [Member] | Consumer Business [Member]
Disclosure Of Products And Services [Line Items]
Revenues	2,812		2,565	2,304
Others [Member] | Enterprise Business [Member]
Disclosure Of Products And Services [Line Items]
Revenues	4,637		5,222	4,425
Others [Member] | International Business [Member]
Disclosure Of Products And Services [Line Items]
Revenues	816		958	620
Others [Member] | Others [Member]
Disclosure Of Products And Services [Line Items]
Revenues	$ 926		$ 879	$ 782